Document And Entity Information	Jun. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2025
Entity Registrant Name	Leafly Holdings, Inc. /DE
Entity Central Index Key	0001785592
Entity Emerging Growth Company	false
Entity File Number	001-39119
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-2266022
Entity Address, Address Line One	600 1st Avenue
Entity Address, Address Line Two	Suite 330
Entity Address, Address Line Three	PMB 88154
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104-2246
City Area Code	206
Local Phone Number	455-9504
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE